Stock-Based Compensation - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Millions	Dec. 10, 2020	Nov. 27, 2020	Nov. 06, 2020	Jun. 30, 2021	Dec. 31, 2020
Stock Based Compensation [Line Items]
Sale of stock, number of shares issued in transaction			2,300,000
Sale of stock issue price per share			$ 0.01
Unrecognized stock-based compensation expense				$ 250	$ 250
Private Placement Warrants [Member]
Stock Based Compensation [Line Items]
Sale of stock, number of shares issued in transaction	7,366,667
Sale of stock issue price per share	$ 1.50
Common Class B [Member]
Stock Based Compensation [Line Items]
Common stock shares issued				2,012,500	2,012,500
Common stock shares outstanding				2,012,500	2,012,500
Sale of stock issue price per share				$ 0.0001	$ 0.0001
Director [Member]
Stock Based Compensation [Line Items]
Sale of stock, number of shares issued in transaction		201,250
Shares issued shares share based payment arrangement forfeited		287,500